PROPERTY AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation, Total	$ 999	$ 88	$ 7